Consolidated Statements of Cash Flows (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows [Abstract]
Income tax paid	€ (1,734)	€ (2,096)	€ (1,706)
Interest paid (excluding cash flows on derivative instruments used to hedge debt)	(347)	(401)	(404)
Interest received (excluding cash flows on derivative instruments used to hedge debt)	56	56	57
Dividends received from non-consolidated entities	8	€ 9	€ 9
Balancing cash payment received by Sanofi	4,207
Reimbursements of intragroup accounts with Merial entities	967
Tax payment due on on gain arising from the divestment	1,784
Consideration for sale of business	10,557
Consideration for acquisition of business	€ 6,239